INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Disclosure of detailed information about investment property [line items]
Disposals, investment property	$ 9,284	$ 6,029
Realized disposition gains in fair value changes or equity	1,554	621
Revenue	62,752	67,826
Accounts receivable and other	18,928	18,469
Accounts payable and other	50,682	43,077	$ 50,682
Right-of-use assets	3,300	2,600
Additions other than through business combinations, investment property	8,180	11,638
Rental income from investment property	5,700	5,800
Direct operating expense from investment property	2,500	2,400
Acquisitions through business combinations, investment property		3,669
Additions, net of (disposals)1	2,568	4,676
Elimination
Disclosure of detailed information about investment property [line items]
Accounts receivable and other	(2,105)	(162)
Accounts payable and other	(2,105)	162
Asset management
Disclosure of detailed information about investment property [line items]
Revenue	246	271
Elimination of intersegment amounts
Disclosure of detailed information about investment property [line items]
Revenue	3,930	2,823
Elimination of intersegment amounts | Asset management
Disclosure of detailed information about investment property [line items]
Revenue	$ 3,278	$ 2,343